Income Taxes (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforward	$ 8,887,756	$ 6,109,750
Tax credits	187,856	177,909
Accruals and reserves	546,286	315,580
Restricted stock	42,140	4,238
Tangible and intangible assets	62,352
Charitable donations	3,738	3,759
Total deferred tax assets before valuation allowance:	9,730,128	6,611,236
Valuation allowance	(9,920,414)	(6,604,638)
Deferred tax assets, net of valuation allowance	(190,286)	6,598
Deferred tax liabilities:
Fixed assets		(6,598)
Convertible debt
Total deferred tax liabilities		(6,598)
Net deferred tax asset (liability)	$ (190,286)